LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS AND ADVANCES TO CUSTOMERS (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	Loans and advances to customers include finance lease receivables, which may be analysed as follows:

	2017 £m	2016 £m
Gross investment in finance leases, receivable:
Not later than 1 year	680	551
Later than 1 year and not later than 5 years	1,106	1,618
Later than 5 years	1,053	1,561
	2,839	3,730
Unearned future finance income on finance leases	(692)	(1,038)
Rentals received in advance	(53)	(64)
Net investment in finance leases	2,094	2,628

Loans and advances to customers [Member]
LOANS AND ADVANCES TO CUSTOMERS (Tables) [Line Items]
Disclosure of Total Loans And Advances to Customers [text block]
	2017 £m	2016 £m
Agriculture, forestry and fishing	7,461	7,269
Energy and water supply	1,609	2,320
Manufacturing	7,886	7,285
Construction	4,428	4,535
Transport, distribution and hotels	14,074	13,320
Postal and telecommunications	2,148	2,564
Property companies	30,980	32,192
Financial, business and other services	57,006	49,197
Personal:
Mortgages	304,665	306,682
Other	28,757	20,761
Lease financing	2,094	2,628
Hire purchase	13,591	11,617
Total loans and advances to customers before allowance for impairment losses	474,699	460,370
Allowance for impairment losses (note 20)	(2,201)	(2,412)
Total loans and advances to customers	472,498	457,958

Recoverable net investment [Member]
LOANS AND ADVANCES TO CUSTOMERS (Tables) [Line Items]
Disclosure of maturity analysis of finance lease payments receivable [text block]	The net investment in finance leases represents amounts recoverable as follows:

	2017	2016
	£m	£m
Not later than 1 year	546	361
Later than 1 year and not later than 5 years	887	1,282
Later than 5 years	661	985
Net investment in finance leases	2,094	2,628